Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Total revenue	RM 77,510,474	$ 19,098,306	RM 51,999,379	RM 29,280,649
Total cost of sales	(59,885,461)	(14,755,566)	(39,841,428)	(21,112,777)
Gross profit	17,625,013	4,342,740	12,157,951	8,167,872
Selling and administrative expenses	(7,955,669)	(1,960,248)	(1,970,324)	(2,156,947)
Selling and administrative expenses from related parties	(1,011,040)	(249,117)	(698,802)	(571,243)
Disposal Gain				662,701
Income from operations before income tax	8,658,304	2,133,375	9,488,825	6,102,383
Other income	1,248,127	307,534	311,744	85,198
Finance costs	(246,123)	(60,644)	(262,176)	(164,491)
Profit before income tax	9,660,308	2,380,265	9,538,393	6,023,090
Income tax expense	(2,366,095)	(582,997)	(2,372,883)	(1,366,789)
Net profit for the period, representing total comprehensive income for the year	7,294,213	1,797,268	7,165,510	4,656,301
Profit attributable to:
Equity owners of the Company	7,085,686	1,745,888	6,926,414	4,476,259
Non-controlling interests	208,527	51,380	239,096	180,042
Total	RM 7,294,213	$ 1,797,268	RM 7,165,510	RM 4,656,301
Weighted Average Number of Common Shares Outstanding – Basic (in Shares)	19,650,000	19,650,000	10,800,000	10,800,000
Weighted Average Number of Common Shares Outstanding – Diluted (in Shares)	19,650,000	19,650,000	10,800,000	10,800,000
Basic Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.3606	$ 0.0888	RM 0.6413	RM 0.4145
Diluted Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.3606	$ 0.0888	RM 0.6413	RM 0.4145
Revenue from related parties
Total revenue	RM 77,510,474	$ 19,098,306	RM 51,999,379	RM 24,292,181
Cost of sales
Total cost of sales	(59,885,461)	(14,755,566)	(39,841,428)	(21,112,777)
Revenue from related parties
Total revenue				RM 4,988,468